Notes Payable (Details)		Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)
Debt Instrument [Line Items]
Bank notes payable	[1]	$ 10,386,612		$ 6,594,442
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Bank notes payable		10,390,000
Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Bank notes payable		10,386,612	¥ 75,372,524	6,594,442	¥ 47,613,849
Restricted cash		5,761,294	41,807,982	$ 1,978,333	¥ 14,284,155
Credit line aggregate from HUB		5,510,000
Hangzhou United Bank [Member] | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Restricted cash		1,990,000
Collateral amount		3,775,821	¥ 27,400,000
Credit line aggregate from HUB		890,000
Deposit		3,780,000
Line of credit total		$ 11,280,000

[1]	As of March 31, 2025, the Company had $10,386,612 (RMB75,372,524) of notes payable from HUB. The Company is required to hold restricted cash in the amount of $5,761,294 (RMB41,807,982 ) with HUB as collateral against these bank notes. Included in the restricted cash is a total of $3,775,821 three-year deposit (RMB27,400,000) deposited into HUB as a collateral for current and future notes payable from HUB. As of March 31, 2024, the Company had $6,594,442 (RMB47,613,849) of notes payable from HUB. The Company is required to hold restricted cash in the amount of $1,978,333 (RMB 14,284,155 ) with HUB as collateral against these bank notes.